Short-Term Debt (Details)	Jul. 19, 2019 extension	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)
Short Term Debt [Line Items]
Term of debt	5 years
Number of extensions | extension	2
Term of extension	1 year
Less: Commercial Paper outstanding (a)		$ (399,500,000)	$ (296,000,000.0)
Ratio of indebtedness to net capital percentage		52.00%
Commercial paper		$ 399,500,000	296,000,000.0
Payables to associated companies		57,923,000	95,228,000	$ 53,000,000.0
Energy management services projects not complete
Short Term Debt [Line Items]
Unbilled revenues		44,200,000	85,300,000
Payables to associated companies			69,700,000
Energy management services projects not complete | WGL Energy Systems
Short Term Debt [Line Items]
Notes payable and project financing		44,200,000
Committed credit
Short Term Debt [Line Items]
Unsecured revolving credit facility		450,000,000.0	350,000,000.0
Less: Commercial Paper outstanding (a)		(400,000,000.0)	(296,000,000.0)
Net committed credit available		$ 50,000,000.0	$ 54,000,000.0
Weighted average interest rate		2.04%	2.93%
Outstanding bank loans		$ 0	$ 0
Commercial paper		$ 400,000,000.0	$ 296,000,000.0
Minimum
Short Term Debt [Line Items]
Ratio of indebtedness to net capital		0.65
Maximum
Short Term Debt [Line Items]
Ratio of indebtedness to net capital		1.0
Ratio of indebtedness to net capital percentage		65.00%
Long-term debt
Short Term Debt [Line Items]
Less: Commercial Paper outstanding (a)		$ (100,000,000.0)
Commercial paper		100,000,000.0
Note payable and project financing
Short Term Debt [Line Items]
Less: Commercial Paper outstanding (a)		(299,500,000)
Commercial paper		$ 299,500,000